Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Revenue breakdown
Revenue	¥ 868,687	$ 126,491	¥ 853,062	¥ 717,289
Sun Art Retail Group Limited
Revenue breakdown
Revenue				42,900
Customer management services
Revenue breakdown
Revenue	355,144		379,999	363,381
China commerce
Revenue breakdown
Revenue	582,731		591,580	501,379
China commerce | Retail
Revenue breakdown
Revenue	565,332		574,868	487,057
China commerce | Retail | Customer management services
Revenue breakdown
Revenue	290,378		315,038	304,543
China commerce | Retail | Direct sales and others
Revenue breakdown
Revenue	274,954		259,830	182,514
China commerce | Wholesale
Revenue breakdown
Revenue	17,399		16,712	14,322
International commerce
Revenue breakdown
Revenue	69,204		61,078	48,851
International commerce | Retail
Revenue breakdown
Revenue	49,873		42,668	34,455
International commerce | Wholesale
Revenue breakdown
Revenue	19,331		18,410	14,396
Local consumer services
Revenue breakdown
Revenue	50,112		44,616	35,746
Cainiao
Revenue breakdown
Revenue	55,681		46,107	37,258
Cloud
Revenue breakdown
Revenue	77,203		74,568	60,558
Digital media and entertainment
Revenue breakdown
Revenue	31,482		32,272	31,186
Innovation initiatives and others
Revenue breakdown
Revenue	¥ 2,274		¥ 2,841	¥ 2,311